Note 25 - Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2023
Notes Tables
Contractual Obligation, Fiscal Year Maturity [Table Text Block]
Year ended December 31,
2024	$31,984
2025	13,829
2026	9,106
2027	1,365
2028	1,576
Thereafter	9,147
$67,007